Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Parties

Apart from the transactions and balances as disclosed in notes 10 and 20, during the years ended March 31, 2025 and 2024, the Company had the following transactions with its related parties:

			Year ended March 31
Name of related party	Relationship	Nature of transaction	2025	2024	2023
			US$	US$	US$
Bright Forward Technology Limited	Related company with common directors	Purchase of goods	1,101,629	613,242	560,269
K-Mark Industrial Limited	Related company with common directors	Purchase of goods	317,060	1,332,609	-
River Star Investment Limited	Related company with common directors	Purchase of property, plant and equipment	-	-	40,817
Goldin Enterprise Limited	Related company with common directors	Payments of lease liabilities	-	92,027	84,186
Remarkable Group Holdings Limited	Related company with common directors	Payments of short-term leases	-	-	15,307
Remarkable Group Holdings Limited	Related company with common directors	Payments of lease liabilities	-	15,338	-